Consolidated Statements of Financial Position - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	£ 8,944,000	£ 13,754,000
Right of use assets	22,593,000	23,093,000
Investment in sub-lease	0	776,000
Other non-current financial assets	4,935,000	4,410,000
Deferred tax asset	2,575,000	2,230,000
Total non-current assets	39,047,000	44,263,000
Current assets
Trade and other receivables	15,208,000	10,280,000
Tax receivable	9,632,000	12,935,000
Cash and cash equivalents	237,886,000	129,716,000
Total current assets	262,726,000	152,931,000
Total assets	301,773,000	197,194,000
Equity
Share capital	88,000	64,000
Share premium	212,238,000	0
Foreign currency translation reserve	89,000	163,000
Other reserves	386,167,000	386,167,000
Share-based payment reserve	54,357,000	18,821,000
Accumulated deficit	(481,392,000)	(349,869,000)
Total equity	171,547,000	55,346,000
Non-current liabilities
Interest-bearing loans and borrowings	37,226,000	36,654,000
Deferred revenue	6,408,000	24,868,000
Lease liabilities	25,355,000	25,190,000
Provisions	57,000	138,000
Total non-current liabilities	69,046,000	86,850,000
Current liabilities
Trade and other payables	35,436,000	25,728,000
Deferred revenue	24,450,000	27,118,000
Lease liabilities	1,255,000	2,043,000
Provisions	39,000	109,000
Total current liabilities	61,180,000	54,998,000
Total liabilities	130,226,000	141,848,000
Total equity and liabilities	£ 301,773,000	£ 197,194,000